Cash and cash equivalents (Details) - Summary of Cash and Cash Equivalents - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents (Details) - Summary of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 60,466	$ 66,427	$ 128,438	$ 17,556
United States of America, Dollars
Cash and cash equivalents (Details) - Summary of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	9,609	10,377
Non-US Currencies
Cash and cash equivalents (Details) - Summary of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 50,857	$ 56,050